Supplemental Disclosures to Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Jun. 30, 2021
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
Supplemental cash flow information and schedules of noncash investing and financing activities (in millions):

	Years Ended
	June 30,
	2021	2020	2019
Cash Paid For:
Cash paid for interest	$37.4	$39.2	$39.2
Cash paid for income taxes	19.3	10.6	11.3
Non-Cash Investing and Financing Activities:
Property, plant, and equipment purchases in accounts payable	3.2	2.0	2.7
Acquisition purchases in accrued expense and other liabilities	2.1	2.8	—
Accounts payable converted to note payable to third parties	—	—	0.2
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balances sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flow.

	Years Ended June 30,
	2021	2020	2019
Cash and cash equivalents	$101.1	$118.4	$35.8
Restricted cash—current	0.8	1.1	1.4
Restricted cash—noncurrent	0.5	0.5	0.4

Total cash, cash equivalents, and restricted cash shown in the statements of cash flow	$102.4	$120.0	$37.6